Cover	Jul. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-36268
Entity Registrant Name	TNF Pharmaceuticals, Inc.
Entity Central Index Key	0001321834
Entity Tax Identification Number	22-2983783
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	855 N. Wolfe Street
Entity Address, Address Line Two	Suite 623
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21205
City Area Code	(856)
Local Phone Number	848-8698
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	TNFA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	MyMD Pharmaceuticals, Inc.